                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2011
Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MILL ROAD CAPITAL MANAGEMENT LLC
Address: 382 GREENWICH AVENUE, SUITE ONE
         GREENWICH, CT 06830

Form 13F File Number: 028-14342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    THOMAS E. LYNCH
Title:   MANAGEMENT COMMITTEE DIRECTOR AND CHAIRMAN
Phone:   (203) 987-3500

Signature, Place, and Date of Signing:


/s/ Thomas E Lynch                    Greenwich, CT   November 14, 2011
------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          28

Form 13F Information Table Value Total:     $85,349
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ------------------------
1     028-14344              MILL ROAD CAPITAL GP LLC

        MILL ROAD CAPITAL MANAGEMENT LLC FORM 13F INFORMATION TABLE DATA

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- --------------------- ------------ -------- ---------------------
                                                                                                                VOTING AUTHORITY
                                                          VALUE   SHRS OR         PUT/  INVESTMENT    OTHER  ---------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  SH/PRN CALL  DISCRETION   MANAGER SOLE SHARED    NONE
------------------------------ -------------- --------- -------- --------- ------ ---- ------------ -------- ---- ------ ---------
ALLIED MOTION TECHNOLOGIES INC COM            019330109      189    38,138   SH        SHARED-OTHER    1                    38,138
AMBASSADORS GROUP INC          COM            023177108    5,286   922,588   SH        SHARED-OTHER    1                   922,588
AMERICAN PAC CORP              COM            028740108    4,120   562,109   SH        SHARED-OTHER    1                   562,109
ASTRO-MED INC NEW              COM            04638F108      603    86,141   SH        SHARED-OTHER    1                    86,141
BALDWIN TECHNOLOGY INC         CL A           058264102      238   199,800   SH        SHARED-OTHER    1                   199,800
BARRY R G CORP OHIO            COM            068798107    6,797   641,181   SH        SHARED-OTHER    1                   641,181
CACHE INC                      COM NEW        127150308    2,326   466,042   SH        SHARED-OTHER    1                   466,042
COLDWATER CREEK INC            COM            193068103    2,305 1,844,257   SH        SHARED-OTHER    1                 1,844,257
CROWN CRAFTS INC               COM            228309100    3,453   944,638   SH        SHARED-OTHER    1                   944,638
DESTINATION MATERNITY CORP     COM            25065D100   16,860 1,309,996   SH        SHARED-OTHER    1                 1,309,996
EDAC TECHNOLOGIES CORP         COM            279285100      299    42,043   SH        SHARED-OTHER    1                    42,043
GAIAM INC                      CL A           36268Q103    3,366   993,017   SH        SHARED-OTHER    1                   993,017
GAMING PARTNERS INTL CORP      COM            36467A107    2,600   392,740   SH        SHARED-OTHER    1                   392,740
HARRIS INTERACTIVE INC         COM            414549105    2,143 4,373,855   SH        SHARED-OTHER    1                 4,373,855
HARVARD BIOSCIENCE INC         COM            416906105    1,950   462,000   SH        SHARED-OTHER    1                   462,000
HUDSON HIGHLAND GROUP INC      COM            443792106    3,441 1,006,273   SH        SHARED-OTHER    1                 1,006,273
INTEGRAMED AMER INC            COM NEW        45810N302    1,004   128,748   SH        SHARED-OTHER    1                   128,748
J ALEXANDERS CORP              COM            466096104    1,712   273,964   SH        SHARED-OTHER    1                   273,964
LACROSSE FOOTWEAR INC          COM            505688101      144    11,251   SH        SHARED-OTHER    1                    11,251
LEARNING TREE INTL INC         COM            522015106    4,160   562,932   SH        SHARED-OTHER    1                   562,932
LYDALL INC DEL                 COM            550819106    4,652   522,672   SH        SHARED-OTHER    1                   522,672
MANAGEMENT NETWORK GROUP INC   COM NEW        561693201    1,191   589,507   SH        SHARED-OTHER    1                   589,507
MATERIAL SCIENCES CORP         COM            576674105    1,576   245,040   SH        SHARED-OTHER    1                   245,040
MOD PAC CORP                   COM            607495108      341    60,149   SH        SHARED-OTHER    1                    60,149
NATIONAL TECHNICAL SYS INC     COM            638104109    6,554 1,362,556   SH        SHARED-OTHER    1                 1,362,556
PHYSICIANS FORMULA HLDGS INC   COM            719427106    6,922 2,516,943   SH        SHARED-OTHER    1                 2,516,943
SMTC CORP                      COM NEW        832682207      357   239,796   SH        SHARED-OTHER    1                   239,796
SPAN AMER MED SYS INC          COM            846396109      760    55,584   SH        SHARED-OTHER    1                    55,584
                                                        --------
                                                          85,349
                                                        ========